Capital Stock (Details) - Schedule of Common Shares	12 Months Ended
Sep. 30, 2024 CAD ($) shares
Schedule of Common Shares [Abstract]
Common shares Beginning | shares	167,610
Common shares Beginning | $	$ 9,894,326
Common shares Ending | shares	30,203,676
Common shares Ending | $	$ 513,073,765
Issuance of common shares upon exercise of the call option | shares	66,550
Issuance of common shares upon exercise of the call option | $	$ 57,724
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares | shares	239,766,119
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares | $	$ 444,410,959
Common shares converted per business combination | shares	(240,000,279)
Common shares converted per business combination | $	$ (454,361,009)
Issuance of new common shares per business combination | shares	20,000,000
Issuance of new common shares per business combination | $	$ 454,361,009
Issuance to Prospector shareholders | shares	8,770,930
Issuance to Prospector shareholders | $	$ 55,257,187
Issuance of common shares | shares	1,432,746
Issuance of common shares | $	$ 3,453,569